Group Cash Flow Statement (Parenthetical) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of cash flows [abstract]
Net cash inflows/outflows relating to adjusting items	£ (339)	£ 56